Pension Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Domestic Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 26,972	$ 23,996	$ 26,521
Expected return on plan assets	(27,501)	(38,306)	(35,809)
Current period (gain) loss	(8,728)	22,002	19,580
Net periodic benefit (gain) cost	(9,257)	7,692	10,292
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate	4.80%	4.00%	4.80%
Expected return on plan assets	5.00%	6.50%	6.50%
TCN Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	1,900	1,867	1,843
Expected return on plan assets	(2,961)	(2,602)	(2,443)
Current period (gain) loss	6,027	(10,822)	3,998
Net periodic benefit (gain) cost	$ 4,966	$ (11,557)	$ 3,398
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:
Discount rate	4.80%	4.00%	4.80%
Expected return on plan assets	6.90%	6.90%	6.90%